INVESTMENTS	12 Months Ended
Dec. 31, 2016
INVESTMENTS [Abstract]
INVESTMENTS
5.	INVESTMENTS

Short-term Investments

Short-term Investments consist of the following:

Short-term investments of the Group comprised of a structured deposit investment. The Structured deposit was carried at fair value.

As of December 31, 2015
Provision
		Gross	Gross	for
	Original	unrealized	unrealized	decline	Fair
	cost	gains	losses	in value	value
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments; Structured deposits	45,540	-	-	-	45,540

As of December 31, 2016
Provision
		Gross	Gross	for
	Original	unrealized	unrealized	decline	Fair	Fair
	cost	gains	losses	in value	value	value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments; Structured deposits	100,000	-	-	-	100,000	14,403

During the year ended December 31, 2015 and 2016, the change in fair value of the Structured deposits were nil.

Long-term Investments

Long-term investments consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$
Cost Method Investments
Private companies	31,351	45,156	6,504
Limited partnerships	8,092	19,137	2,756
Cost of cost method investments	39,443	64,293	9,260
Impairment loss on equity investment	(5,000)	(8,583)	(1,236)
Carrying amount of cost method investments	34,443	55,710	8,024

Equity Method Investments
Private company	5,500	5,500	792
Limited partnership	20,796	20,796	2,995
Cost of equity method investments	26,296	26,296	3,787
Loss from equity method investment	(407)	(813)	(117)
Carrying amount of equity method investments	25,889	25,483	3,670

Available-for-sale investments
Available-for-sale investments	-	3,512	506
Change in fair value of available-for- sale investments	-	754	109
Carrying amount of available-for-sale investments	-	4,266	615
Total carrying amount of long-term investments	60,332	85,459	12,309

Cost method investments

Private companies

In January 2014, the Group acquired 20% of the share capital of Beijing Huanlelingdang Technology Co., Ltd. (“Huanlelingdang”), a non-listed company, at a consideration of RMB5,000.

In April 2014, the Group acquired 19% of the share capital of Shenzhen Hewei Technology Co., Ltd. (“Hewei”), a non-listed company, at a consideration of RMB114.

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, at a consideration of US$2,000. In March 2016, the Group changed 10% of the share capital of Hzone Holding Company, a non-listed company to its VIEs Beijing Huizhong wealth investment management Co., Ltd.

In March 2015, the Group acquired 2% of the share capital of Big Stomach Limited, a non-listed company, at a consideration of US$500.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, at a consideration of US$1,373. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., at a consideration of RMB13 and RMB477, respectively.

In December 2015, as part of the acquisition of Sumpay.cn (Note 4), the Group also acquired Sumpay.cn’s 15% equity interest of Shanghai Yuelin Information Technology Co., Ltd for a consideration of RMB600. Sumpay.cn has been disposed in May 2016.

In June 2016, the Group acquired 0.84% of the share capital of Beijing Weisaishidai Sports Technology Co., Ltd, at a consideration of RMB10,000.

In November 2016, the Group acquired 2% of the share capital of Techelix Co., Ltd, a non-listed company, at a consideration of US$600.

These investments were classified as cost method investments as the Group does not have significant influence over the entities. For the year ended December 31, 2015, the Group recognized an impairment loss of RMB5,000 on the investment in Huanlelingdang. For the year ended December 31, 2016, the Group recognized an impairment loss of RMB3,469 in Big Stomach Limited and an impairment loss of RMB114 in Hewei Technology Co., Ltd. Additionally, the Group determined that it is not practicable to estimate their fair values for disclosure purposes.

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase a US$1,000 limited partnership interest in Danhua’s fund (the “Fund”), and hold an aggregate equity interest of approximately 1.1%. As of December 31, 2014, the Group had transferred US$250 to the Fund. As of December 31, 2015, the Group had transferred an aggregate total of US$750 to the Fund. As of December 31, 2016, the Group had transferred an aggregate total of US$1,000 to the Fund. There is no unfunded commitment to the Fund as of December 31, 2016.

The Fund’s investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund’s investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to operate till November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase a RMB3,000 limited partnership interest in Heimatuoxin and hold an equity interest of 3.49%. As of December 31, 2016, the Group transferred RMB3,000 to Heimatuoxin.

Heimatuoxin’s investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin’s investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to operate till April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2016, the Group and Shanghai Jingyan Corporate Development Centre L.P. (“Jingyan”) entered into a subscription agreement, whereby the Group agreed to purchase a RMB6,000 limited partnership interest in Jingyan and hold an equity interest of approximately 4.64%. As of December 31, 2016, the Group has invested RMB2,040 to Jingyan.

Jingyan’s investments are focused in the consulting services of corporate management, business information, exhibition, media and telecommunications sectors. Jingyan is scheduled to operate till the fifth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In December 2016, the Group and zPark Capital II,L.P. (“zPark”) entered into a subscription agreement, whereby the Group agreed to purchase a US$1,000 limited partnership interest in zPark, and hold an aggregate equity interest of approximately 2.0%. As of December 31, 2016, the Group had transferred US$1,000 to zPark.

zPark’s investment strategy is primarily to make venture capital investments, principally by investing in and holding equity and equity-oriented securities of privately held early-stage technology companies, with an emphasis on companies with a connection to China, Japan and other Asia markets. The general purposes of zPark are to buy, hold, sell and otherwise invest in Securities, whether readily marketable or not; to exercise all rights, powers, privileges and other incidents of ownership or possession with respect to Securities held or owned by zPark; to enter into, make and perform all contracts and other undertakings. zPark is scheduled to operate till the tenth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

Equity method investments

Private company

In April 2015, the Group acquired approximately 19% of the share capital of Shanxi Xibianyuan Technology Co., Ltd. (“Xibianyuan”), a non-listed company, at a consideration of RMB5,500. The Group accounted for this investment under the equity method as the Group can exercise significant influence.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase a RMB20,000 limited partnership interest in Guangda Sports Culture’s fund, representing approximately 9.9%. As of December 31, 2015, the Group had transferred RMB20,000 to Guangda Sports Culture.

Guangda Sports Culture’s investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture’s investments are focused in the sports sectors. Guangda Sports Culture is scheduled to operate till February 9, 2018, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

Available-for-sale investments

In April 2016, the Group acquired 37,500ADS of the share capital of Yintech Investment Holdings Limited, a listed company on NASDAQ, at a consideration of US$506.